Note 8 - Incentive Plans (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		4 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expense	$ 302,000		$ 1,023,000	$ 0	$ 15,776,000		$ 1,989,000	$ 0	$ 0		$ 0
Each Outside Director [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)	12,500
Outside Directors [Member]
Share-based Payment Arrangement, Expense	$ 302,000
Stock Issued During Period, Shares, Issued for Services (in shares)	62,500
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense					15,500,000		1,900,000	0
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 1,900,000		$ 3,800,000	$ 3,800,000	$ 1,900,000			$ 3,800,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		2 years
The 401K Plan [Member]
Defined Contribution Plan, Period of Employment for Eligibility (Month)							3 months			3 months
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent							80.00%			80.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match							100.00%			100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay							4.00%			4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount						$ 49,000	$ 111,000	$ 0